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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices)(Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/06

Item 1.  Schedule of Investments.

                               PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
            Quarterly Schedule of Portfolio Holdings - May 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              I-TST-QTR-1 5/06            A I M Advisors, Inc.

PREMIER PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                MATURITY                (000)             VALUE
                                                                                --------          ---------------   ---------------
COMMERCIAL PAPER--29.93%(a)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--3.76%
Amstel Funding Corp.,
  (Acquired 05/02/06; Cost $20,549,968)
  5.08%(b)(c)                                                                   10/31/06          $        21,085   $    20,633,195
  (Acquired 05/16/06; Cost $9,745,250)
  5.10%(b)(c)                                                                   11/14/06                   10,000         9,765,064
Atlantis One Funding Corp.,
  (Acquired 05/17/06; Cost $15,341,436)
  5.02%(b)(c)                                                                   06/23/06                   15,421        15,373,692
                                                                                                                    ---------------
                                                                                                                         45,771,951
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - FULLY BACKED--4.62%
Blue Spice LLC,
  (CEP-Deutsche Bank A.G)(Acquired 05/16/06; Cost $19,502,311)
  5.09%(b)(c)                                                                   11/08/06                   20,000        19,547,556
Concord Minutemen Capital Co., LLC,
  Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 03/08/06; Cost $16,660,885)
  4.88%(b)                                                                      09/11/06                   17,089        16,852,958
  (Acquired 04/10/06; Cost $19,749,902)
  4.95%(b)                                                                      07/10/06                   20,000        19,892,815
                                                                                                                    ---------------
                                                                                                                         56,293,329
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - MULTI-PURPOSE--5.68%
Barton Capital LLC,
  (Acquired 04/10/06; Cost $24,811,000)
  4.86%(b)                                                                      06/05/06                   25,000        24,986,500
  (Acquired 04/11/06; Cost $19,152,121)
  4.95%(b)                                                                      07/10/06                   19,392        19,288,052


                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
                                                                                MATURITY                 (000)            VALUE
                                                                                --------          ---------------   ---------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE--(CONTINUED)

CRC Funding LLC,
  (Acquired 04/10/06; Cost $24,797,500) 4.86%(b)                                06/09/06          $        25,000   $    24,973,000
                                                                                                                    ---------------
                                                                                                                         69,247,552
                                                                                                                    ---------------

ASSET-BACKED SECURITIES -
 SECURITY INVESTMENT VEHICLES--10.47%
Grampian Funding Ltd./LLC,
  (Acquired 02/24/06; Cost $13,663,300)
  4.81%(b)(c)                                                                   08/23/06                   14,000        13,844,744
  (Acquired 05/11/06; Cost $4,872,500)
  5.10%(b)(c)                                                                   11/07/06                    5,000         4,887,375
  (Acquired 05/25/06 Cost $21,504,187)
  5.14%(b)(c)                                                                   10/30/06                   22,000        21,526,154
Klio II Funding Ltd./Corp.,
  (Acquired 03/14/06; Cost $19,758,000)
  4.84%(b)                                                                      06/13/06                   20,000        19,967,733
  (Acquired 05/19/06; Cost $32,861,675)
  5.03%(b)                                                                      06/21/06                   33,000        32,907,783
McKinley Funding Ltd./Corp.,
  (Acquired 05/16/06; Cost 19,398,509)
  5.02%(b)                                                                      06/15/06                   19,480        19,441,971
Tierra Alta Funding, Ltd./Corp.,
  (Acquired 05/16/06; Cost $14,926,646)
  5.03%(b)                                                                      06/20/06                   15,000        14,960,179
                                                                                                                    ---------------
                                                                                                                        127,535,939
                                                                                                                    ---------------

CONSUMER FINANCE--4.10%
HSBC Finance Corp.,
  5.08%(d)                                                                      06/01/06                   50,000        50,000,000
                                                                                                                    ---------------

LETTER OF CREDIT ENHANCED--0.89%
Alabama (State of) Industrial Development Authority
  (Commscope Project);
  TaxableSeries 1995 Notes ,
  (LOC-Wachovia Bank, N.A.)5.08%(e)                                             06/20/06                   10,800        10,800,000
                                                                                                                    ---------------

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)          VALUE
                                                                                --------          ---------------   ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.41%
General Electric Capital Services, Inc., 4.55%                                  07/10/06          $         5,000   $     4,975,381
                                                                                                                    ---------------
  Total Commercial Paper (Cost $364,624,152)                                                                            364,624,152
                                                                                                                    ---------------

TIME DEPOSITS--20.52%
Barclays Bank PLC (United Kingdom),
  5.08%(d)                                                                      06/01/06                   50,000        50,000,000
Dexia Bank S.A. (Belgium),
  5.08%(d)                                                                      06/01/06                   50,000        50,000,000
National Australia Bank Ltd. (Cayman Islands),
  5.09%(d)                                                                      06/01/06                   50,000        50,000,000
Rabobank Nederland (United Kingdom),
  5.08%(d)                                                                      06/01/06                   50,000        50,000,000
Wells Fargo Bank, N.A. (Cayman Islands),
  5.09%(d)                                                                      06/01/06                   50,000        50,000,000
                                                                                                                    ---------------
  Total Time Deposits (Cost $250,000,000)                                                                               250,000,000
                                                                                                                    ---------------

MASTER NOTE AGREEMENT--4.11%

Merrill Lynch Mortgage Capital, Inc.,
  (Acquired 05/16/06; Cost $50,000,000)
  5.06%(b)(d)(f)                                                                07/19/06                   50,000        50,000,000
                                                                                                                    ---------------

ASSET-BACKED SECURITIES--3.77%
FULLY BACKED--2.95%
RACERS Trust -Series 2004-6-MM Floating Rate Notes,
  (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $15,000,000)
  5.10%(b)(g)                                                                   11/22/06                   15,000        15,000,000
Wachovia Asset Securitization Issuance, Inc.
  -Series 2004-HEMM, Class A, Putable Floating Rate Bonds,
  (CEP-Ambac Assurance Corp)
  (Acquired 09/07/05; Cost $20,925,751)
  5.07%(b)(g)(h)                                                                12/25/34                   20,926        20,925,751
                                                                                                                    ---------------
                                                                                                                         35,925,751
                                                                                                                    ---------------


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)              VALUE
                                                                                --------          ---------------   ---------------
STRUCTURED--0.82%
Permanent  Financing PLC -Series 9-A, Class 1A,
  Floating Rate Bonds, (Acquired 03/15/06;
  Cost $10,000,000)
  5.05%(b)(c)(g)                                                                03/10/07          $        10,000   $    10,000,000
                                                                                                                    ---------------
  Total Asset-Backed Securities (Cost $45,925,751)                                                                       45,925,751
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT--3.69%

Barclays Bank PLC (United Kingdom),
  5.32%                                                                         04/27/07                    5,000         5,000,000
HBOS Treasury Services PLC,
  5.20%                                                                         03/30/07                   15,000        15,000,000
Svenska Handelsbanken A.B.,
  4.77%                                                                         12/19/06                   15,000        15,000,000
  4.95%                                                                         02/07/07                   10,000        10,000,000
                                                                                                                    ---------------
  Total Certificates of Deposit (Cost $45,000,000)                                                                       45,000,000
                                                                                                                    ---------------

VARIABLE RATE DEMAND NOTES--3.00%(i)
INSURED--0.41%(j)
Nanotechnology Research LLC (Arizona State University Project);
  Taxable Series 2004 B Lease RB,
  (INS-MBIA Insurance Corp.)
  5.07%(d)(k)                                                                   03/01/34                    1,200         1,200,000
New York (State of) Dormitory Authority;
  Taxable Series 2005 A State Personal Income RB,
  (INS-MBIA Insurance Corp.)
  5.07%(d)(k)                                                                   12/15/14                    3,790         3,790,000
                                                                                                                    ---------------
                                                                                                                          4,990,000
                                                                                                                    ---------------

LETTER OF CREDIT ENHANCED--2.59%(e)
Albuquerque (City of), New Mexico (KTech Corp. Project);
  TaxableSeries 2002  IDR ,
  (LOC-Wells Fargo Bank, N.A.)
  5.12%(d)(k)                                                                   11/01/22                    2,000         2,000,000
Germain Properties of Columbus Inc., Germain Real Estate Co. LLC
  and Germain Motor Co.; Floating Rate Notes,
  (LOC-JPMorgan Chase Bank)
  5.13%(d)(k)                                                                   03/01/31                   10,000        10,000,000

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                MATURITY              (000)              VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(e)--(CONTINUED)
Habasit Holding America Inc., Floating Rate Bonds,
  (LOC-Bank of America, N.A.)
  5.08%(d)(k)                                                                   03/01/16          $           555   $       555,000
Massachusetts (State of) Housing Finance Agency
  (Avalon Ledges Projects); TaxableSeries 2004
  A Housing RB , (LOC-JPMorgan Chase Bank)
  5.06%(d)(k)                                                                   06/01/34                   18,945        18,945,000
                                                                                                                    ---------------
                                                                                                                         31,500,000
                                                                                                                    ---------------
  Total Variable Rate Demand Notes
  (Cost $36,490,000)                                                                                                     36,490,000
                                                                                                                    ---------------

MEDIUM-TERM NOTES--2.87%
MetLife Global Funding I, Floating Rate MTN,
  (Acquired 08/20/03; Cost $10,000,000)
  5.14%(b)(g)                                                                   09/12/08                   10,000        10,000,000
National Rural Utilities Cooperative Finance Corp. Sec.
  Floating Rate MTN,
  5.07%(g)                                                                      06/01/07                   25,000        25,000,000
                                                                                                                    ---------------
  Total Medium-Term Notes (Cost $35,000,000)                                                                             35,000,000
                                                                                                                    ---------------

FUNDING AGREEMENTS--2.46%
New York Life Insurance Co.,
  (Acquired 04/05/06; Cost $20,000,000)
  5.06%(b)(l)(m)                                                                04/05/07                   20,000        20,000,000
Travelers Insurance Co. (The),
  (Acquired 10/18/05; Cost $10,000,000)
  5.30%(b)(l)(m)                                                                10/13/06                   10,000        10,000,000
                                                                                                                    ---------------
  Total Funding Agreements (Cost $30,000,000)                                                                            30,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)--70.35%
  (Cost $857,039,903)                                                                                                   857,039,903
                                                                                                                    ---------------

REPURCHASE AGREEMENTS--28.83%
BNP Paribas Securities Corp.
  5.12% (c)(n)                                                                  06/01/06                   50,000        50,000,000

Citigroup Global Markets Inc.
  5.12% (o)                                                                     06/01/06                   50,000        50,000,000

Fortis Bank N.V./S.A.
  5.11% (c)(p)                                                                  06/01/06                   50,000        50,000,000

Goldman, Sachs & Co.
  5.04% (q)                                                                     06/01/06                   50,000        50,000,000


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
REPURCHASE AGREEMENTS--(CONTINUED)
Greenwich Capital Markets, Inc.
  5.05%(r)                                                                      06/01/06          $        51,210   $    51,210,498
Morgan Stanley & Co., Inc.
  5.04% (s)                                                                     06/01/06                   50,000        50,000,000
Wachovia Capital Markets, LLC
  5.13% (t)                                                                     06/01/06                   50,000        50,000,000
                                                                                                                    ---------------
  Total Repurchase Agreements (Cost $351,210,498)                                                                       351,210,498
                                                                                                                    ---------------
TOTAL INVESTMENTS(u)(v)--99.18%
  (Cost $1,208,250,401)                                                                                               1,208,250,401
                                                                                                                    ---------------
OTHER ASSETS LESS LIABILITIES--0.82%                                                                                     10,049,790
                                                                                                                    ---------------
NET ASSETS--100.00%                                                                                                 $ 1,218,300,191
                                                                                                                    ===============


Investment Abbreviations:

CEP       --Credit Enhancement Provider

IDR       --Industrial Development Revenue Bonds

INS       --Insurer

LOC       --Letter of Credit

MTN       --Medium-Term Notes

RACERS    --Restructured Asset Certificates with Enhanced ReturnS sm

RB        --Revenue Bonds

Sec.      --Secured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2006 was $434,774,522, which represented 35.69% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 12.74%; Cayman Islands: 8.21%; Belgium: 8.21% and other countries less than 5%: 7.86%.

(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. Interest rate is redetermined daily. Rate shown is the rate in effect on May 31, 2006.

(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2006.

(h) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

(i) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(j) Principal and/or interest payments are secured by the bond insurance company listed.

(k) Interest rate is redetermined weekly. Rate shown is the rate in effect on May 31, 2006.

(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on May 31, 2006.

(m) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2006 was $30,000,000, which represented 2.46% of the Fund's Net Assets.

(n) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $501,071,288. Collateralized by $1,928,246,924 corporate and U.S. Government obligations, 0% to 6.25% due May 17, 2007 to April 25, 2036 with an aggregate value at May 31, 2006 of $514,920,002. The amount to be received upon repurchase by the Fund is $50,007,115.

(o) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $1,000,142,292. Collateralized by $3,492,495,080 corporate obligations, 0% to 8.54% due July 15, 2009 to June 10, 2048 with an aggregate value at May 31, 2006 of $1,050,00,000. The amount to be received upon repurchase by the Fund is $50,007,115.

(p) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $600,085,208. Collateralized by $641,731,284 corporate obligations, 0% to 5.72% due November 08, 2012 to March 06, 2051 with an aggregate value at May 31, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $50,007,101.

(q) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,035,000. Collateralized by $261,091,880 U.S. Government obligations, 4.00% to 7.50% due September 01, 2018 to September 01, 2035 with an aggregate value at May 31, 2006 of $255,000,000. The amount to be received upon repurchase by the Fund is $50,007,000.

(r) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $800,112,222. Collateralized by $816,000,537 U.S. Government obligations, 0% to 8.88% due June 02, 2006 to November 23, 2035 with an aggregate value at May 31, 2006 of $816,000,537. The amount to be received upon repurchase by the Fund is $51,217,682.

(s) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $500,070,000. Collateralized by $528,705,112 U.S. Government obligations, 5.50% to 6.00% due May 01, 2021 to February 01, 2036 with an aggregate value at May 31, 2006 of $512,461,476. The amount to be received upon repurchase by the Fund is $50,007,000.

(t) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $817,790,116. Collateralized by $914,203,418 corporate obligations, 0% to 6.32% due June 01, 2006 to March 15, 2045 with an aggregate value at May 31, 2006 of $858,557,279. The amount to be received upon repurchase by the Fund is $50,007,125.

(u) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy the issuers obligations. No concentration of any single entity was greater than 5%.

(v) Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

PREMIER PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts..

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

PREMIER TAX-EXEMPT PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

                                                                                                 PRINCIPAL
                                                                                RATINGS(a)         AMOUNT
                                                                             S&P     MOODY'S       (000)                  VALUE
                                                                            ----     -------   ---------------      ---------------
MUNICIPAL OBLIGATIONS--96.09%
COLORADO--1.55%
Jefferson (County of) Section 14 Metropolitan District;
  Series 2000, Refunding Unlimited Tax GO
  (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/06 (b)(c)                                                    AA       --        $           300      $       302,403
                                                                                                                    ---------------

GEORGIA--17.63%
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 2006 B, PCR
  (INS-Ambac Assurance Corp.)
  3.60%, 06/09/06 (d)                                                       A-1+     VMIG-1                750              750,000
Floyd (County of) Development Authority
  (Shorter College Project);  VRD Series 1998, RB
  (LOC-SunTrust Bank)
  3.62%, 06/01/17 (c)(e)(f)                                                 A-1+     --                  1,900            1,900,000
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project);
  VRD Series 1994, Refunding IDR
  (LOC-Deutsche Bank A.G.)
  3.50%, 02/01/15 (c)(e)(f)(g)                                              A-1      --                    800              800,000
                                                                                                                    ---------------
                                                                                                                          3,450,000
                                                                                                                    ---------------

ILLINOIS--19.74%
Chicago (City of) (Churchview Supportive Living Facility);
  VRD Series 2003, Multi-Family
  Housing RB (LOC-Harris N.A.)
  (Acquired 11/01/05; Cost $2,000,000)
  3.58%, 03/01/33 (c)(e)(f)(h)(i)                                           --       VMIG-1              2,000            2,000,000
Chicago (City of) (Crane Carton Co. Project);
  VRD Series 1992 RB, Economic Development
  RB(LOC-Bank of America, N.A.)
  (Acquired 06/21/04; Cost $300,000)
  3.39%, 06/01/12 (c)(e)(f)(h)(i)                                           A-1+     --                    300              300,000


                                                                                                 PRINCIPAL
                                                                               RATINGS(a)         AMOUNT
                                                                            S&P      MOODY'S       (000)                  VALUE
                                                                            ----     -------   ---------------      ---------------
ILLINOIS--(CONTINUED)
Illinois (State of) Development Finance Authority
  (Aurora Central Catholic High School); VRD
  Series 1994, RB, (LOC-Allied Irish Banks plc)
  3.51%, 04/01/24 (c)(e)(f)(g)                                              A-1      --        $         1,000      $     1,000,000
University of Illinois Auxiliary Facilities System;
  Series 1996, Prerefunded RB
  5.20%, 10/01/06 (b)(j)                                                    AAA      Aaa                   550              564,373
                                                                                                                    ---------------
                                                                                                                          3,864,373
                                                                                                                    ---------------

INDIANA--8.97%
Indiana (State of) Health Facility Financing Authority
  (Stone Belt Arc, Inc. Project); VRD
  Series 2005, RB (LOC-JPMorgan Chase Bank, N.A.)
  3.50%, 02/01/25 (c)(e)(f)                                                 --       VMIG-1                600              600,000
Indiana (State of) Housing Finance Authority
  (Pedcor Investments-Cumberland Crossing Apartments Development);
  VRD Series 1997 M-B, Multi-Family Housing RB
  (LOC-Federal Home Loan Bank of Indianapolis)
  3.58%, 01/01/29 (c)(e)(f)(i)                                              --       VMIG-1                508              508,000
Portage (City of)
  (Pedcor Investments-Port Crossing III Apartments Project);
  VRD Series 1995 B, Economic Development RB
  (LOC-Federal Home Loan Bank of Indianapolis)
  3.66%, 08/01/30 (c)(e)(f)(i)                                              --       VMIG-1                648              648,000
                                                                                                                    ---------------
                                                                                                                          1,756,000
                                                                                                                    ---------------

IOWA--4.85%
Iowa (State of) Finance Authority (YMCA Project);
  VRD Series 2000, Economic Development RB
  (LOC-Wells Fargo Bank, N.A)
  3.58%, 06/01/10 (c)(e)(f)(k)                                              --       --                    950              950,000
                                                                                                                    ---------------

PREMIER TAX-EXEMPT PORTFOLIO


                                                                                                 PRINCIPAL
                                                                              RATINGS(a)          AMOUNT
                                                                            S&P      MOODY'S       (000)                 VALUE
                                                                            ----     -------   ---------------      ---------------
KENTUCKY--8.43%
Ewing (City of) Kentucky Area Development Districts Financing Trust
  (Lease Acquisition Program); VRD Series 2000,
  Lease Acquisition Program RB
  (LOC-Wachovia Bank, N.A.)
  3.58%, 06/01/33 (c)(e)(f)(l)                                              A-1+     --        $         1,650      $     1,650,000
                                                                                                                    ---------------

MARYLAND--1.99%
Hyattsville (City of) (Safeway Inc. Projects);
  VRD Series 1991, Refunding IDR (LOC-Deutsche Bank A.G.)
  3.25%, 06/01/06 (c)(g)(m)                                                 A-1      --                    390              390,000
                                                                                                                    ---------------

MICHIGAN--2.31%
Michigan (State of) Housing Development Authority
  (Berrien Woods III); VRD Series 2000 B,
  Multi-Family Housing RB
  (LOC-Federal Home Loan Bank of Indianapolis)
  3.61%, 07/01/32 (c)(e)(f)(i)                                              A-1+     --                    150              150,000
Michigan (State of); Series 2005 A,
  Unlimited Tax GO Notes
  4.50%, 09/29/06                                                           SP-1+    MIG-1                 300              301,190
                                                                                                                    ---------------
                                                                                                                            451,190
                                                                                                                    ---------------

MONTANA--3.58%
Great Falls (City of) (Safeway Inc. Projects);
  VRD Series 1991, Refunding IDR (LOC-Deutsche Bank A.G.)
  3.25%, 06/01/06 (c)(g)(m)                                                 A-1      --                    400              400,000
Havre (City of) (Safeway Inc. Projects);
  VRD Series 1991, Refunding IDR (LOC-Deutsche Bank A.G.)
  3.25%, 06/01/06 (c)(g)(m)                                                 A-1      --                    300              300,000
                                                                                                                    ---------------
                                                                                                                            700,000
                                                                                                                    ---------------

NORTH CAROLINA--1.53%
Charlotte (City of); Series 2005, Commercial Paper BAN
  3.32%, 10/05/06                                                           A-1+     --                    300              300,000
                                                                                                                    ---------------

OHIO--3.70%
Loveland (City of) School District; Series 2005, Limited TAN
  (INS-Financial Security Assurance Inc.)
  4.00%, 06/01/06 (d)                                                       AAA      Aaa                   725              725,000
                                                                                                                    ---------------


                                                                                                  PRINCIPAL
                                                                               RATINGS(a)           AMOUNT
                                                                            S&P      MOODY'S        (000)                 VALUE
                                                                            ----     -------   ---------------      ---------------
OKLAHOMA--1.79%
Tulsa (County of) Industrial Authority; VRD Series 2003 A,
  Capital Improvements IDR
  3.70%, 11/15/06 (b)(m)                                                    A-1+     --        $           350      $       350,000
                                                                                                                    ---------------

TEXAS--4.11%
Lubbock (City of) Independent School District; Series 2006,
  School Building Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 09/07/06 (b)                                                       A-1+     VMIG-1                400              402,052
Texas (State of); Series 2005, Unlimited Tax TRAN GO
  4.50%, 08/31/06                                                           SP-1+    MIG-1                 400              401,452
                                                                                                                    ---------------
                                                                                                                            803,504
                                                                                                                    ---------------

WASHINGTON--5.11%
Washington (State of) Housing Finance Commission
  (YMCA of Columbia-Willamette Project) VRD
  Series 1999, RB (LOC-U.S. Bank, N.A.)
  3.58%, 08/01/24 (c)(e)(f)(l)                                              A-1+     --                  1,000            1,000,000
                                                                                                                    ---------------

WISCONSIN--8.25%
Kimberly (Village of) (Fox Cities YMCA Project);
  VRD Series 2002, RB (LOC-M&I Marshall & Ilsley Bank)
  3.36%, 04/01/32 (c)(e)(f)                                                 --       VMIG-1                740              740,000
Madison (City of) Community Development Authority
  (Hamilton Point Apartments Project); VRD
  Series 1997 A, Refunding Multi-Family Housing RB
  (LOC-JPMorgan Chase Bank)
  (Acquired 08/28/02; Cost $875,000)
  3.63%, 10/01/22 (c)(e)(f)(h)(k)                                           --       --                    875              875,000
                                                                                                                    ---------------
                                                                                                                          1,615,000
                                                                                                                    ---------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-7

PREMIER TAX-EXEMPT PORTFOLIO


WYOMING--2.55%
Gillette (City of) Pollution Control; VRD Series 1991,
  Refunding PCR (LOC-Barclays Bank PLC)
  3.31%, 01/01/18 (c)(e)(f)(g)                                              A-1+     P-1       $           500      $       500,000
                                                                                                                    ---------------
TOTAL INVESTMENTS(n)(o)--96.09%
  (Cost $18,807,470)                                                                                                     18,807,470
                                                                                                                    ---------------
OTHER ASSETS LESS LIABILITIES--3.91%                                                                                        765,098
                                                                                                                    ---------------
NET ASSETS--100.00%                                                                                                 $    19,572,568
                                                                                                                    ===============

Investment Abbreviations:

BAN     --Bond Anticipation Note

CEP     --Credit Enhancement Provider

GO      --General Obligation Bonds

IDR     --Industrial Development Revenue Bonds

INS     --Insurer

LOC     --Letter of Credit

PCR     --Pollution Control Revenue Bonds

RB      --Revenue Bonds

TAN     --Tax Anticipation Notes

TRAN    --Tax and Revenue Anticipation Notes

VRD     --Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (k) below.

(b) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven days.

(f) Interest rate is redetermined weekly. Rate shown is the rate in effect on May 31, 2006.

(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as percentage of net assets) is summarized as follows:
    Germany 9.7%, Ireland 5.1%, 1 other country less than 5%: 1.5%.

(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2006 was $3,175,000, which represented 16.22% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(i) Security subject to the alternative minimum tax.

(j) Advance refunded; secured by an escrow fund of U.S. Government obligations.

(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(l) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on May 31, 2006.

(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

    ENTITIES                                       PERCENTAGES
    ---------------------------------------------------------------
    Harris N.A.                                      10.24%
    SunTrust Bank                                     9.73
    Deutsche Bank A.G.                                9.68
    Wachovia Bank, N.A.                               8.45
    JPMorgan Chase Bank                               7.55
    Federal Home Loan Bank of Indianapolis            6.69
    US Bank                                           6.67
    Allied Irish Banks plc                            5.12
    Other Entities Less than 5% Each                 35.87
    ---------------------------------------------------------------

(o) Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-8

PREMIER TAX-EXEMPT PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                MATURITY              (000)               VALUE
                                                                                --------          ---------------   ---------------
U.S. GOVERNMENT AGENCY SECURITIES--68.14%
FEDERAL FARM CREDIT BANK--3.37%
Floating Rate Bonds,
  4.88%(a)                                                                      08/01/07          $         1,000   $       999,774
                                                                                                                    ---------------
FEDERAL HOME LOAN BANK (FHLB)--12.96%
Unsec. Bonds,
  3.54%                                                                         09/15/06                      500           498,446
Unsec. Disc. Notes, (b)
  4.44%                                                                         06/07/06                      500           499,630
  4.94%                                                                         08/16/06                    1,369         1,354,723
Unsec. Global Bonds,
  3.25%                                                                         07/21/06                    1,000           999,000
  3.88%                                                                         12/20/06                      500           496,606
                                                                                                                    ---------------
                                                                                                                          3,848,405
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)--37.55%
Series M006, Class A,
  Taxable Multifamily VRD Ctfs.,
  4.89%(c)(d)                                                                   10/15/45                    2,800         2,800,339
Unsec. Disc. Notes, (b)
  4.42%                                                                         06/05/06                    1,000           999,509
  4.76%                                                                         06/19/06                    1,000           997,620
  4.52%                                                                         07/03/06                      500           497,991
  4.63%                                                                         08/08/06                      300           297,376
  4.78%                                                                         09/27/06                      765           753,014
  4.95%                                                                         10/10/06                      555           545,003
  4.59%                                                                         10/17/06                      500           491,203
  4.98%                                                                         10/31/06                      500           489,487
  4.75%                                                                         12/15/06                      300           292,202
  5.04%                                                                         12/27/06                      500           485,370
Unsec. Floating Rate
  Medium Term Global Notes,
  4.94%(a)                                                                      09/27/07                    2,000         1,998,661
Unsec. Medium Term Notes,
  2.91%                                                                         06/16/06                      500           499,737
                                                                                                                    ---------------
                                                                                                                         11,147,512
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--9.46%
Unsec. Disc. Notes, (b)
  4.76%                                                                         06/16/06                      697           695,617
  4.91%                                                                         07/05/06                      950           945,595
  4.47%                                                                         07/28/06                      660           655,329
  5.04%                                                                         12/29/06                      528           512,403
                                                                                                                    ---------------
                                                                                                                          2,808,944
                                                                                                                    ---------------

OVERSEAS PRIVATE INVESTMENT
  CORP.--4.80%
Gtd. Floating Rate
  Notes 5.08%(c)(d)                                                             11/21/07                    1,426         1,426,000
                                                                                                                    ---------------
     Total U.S. Government Agency
     Securities (Cost $20,230,635)                                                                                       20,230,635
                                                                                                                    ---------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)--68.14%
  (Cost $20,230,635)                                                                                                     20,230,635
                                                                                                                    ---------------


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
REPURCHASE AGREEMENTS--31.72%
Bank of Nova Scotia (The)
  5.02%(e)                                                                      06/01/06          $         1,000   $     1,000,000
Barclays Capital Inc.
  5.02%(f)                                                                      06/01/06                    2,419         2,418,897
BNP Paribas Securities Corp.
  5.02%(g)                                                                      06/01/06                    1,000         1,000,000
Credit Suisse First Boston LLC
  5.00%(h)                                                                      06/01/06                    1,000         1,000,000
Deutsche Bank Securities Inc.
  5.02%(i)                                                                      06/01/06                    1,000         1,000,000
Goldman, Sachs & Co.
  5.02%(j)                                                                      06/01/06                    1,000         1,000,000
Morgan Stanley & Co., Inc.
  5.02%(k)                                                                      06/01/06                    1,000         1,000,000
Societe Generale
  5.01%(l)                                                                      06/01/06                    1,000         1,000,000
                                                                                                                    ---------------
     Total Repurchase Agreements
     (Cost $9,418,897)                                                                                                    9,418,897
                                                                                                                    ---------------
TOTAL INVESTMENTS(m)--99.86%
  (Cost $29,649,532)                                                                                                     29,649,532
                                                                                                                    ---------------
OTHER ASSETS LESS LIABILITIES--0.14%                                                                                         41,475
                                                                                                                    ---------------
NET ASSETS--100.00%                                                                                                 $    29,691,007
                                                                                                                    ===============

Investment Abbreviations:

Ctfs.     --Certificates

Disc.     --Discounted

Gtd.      --Guaranteed

Unsec.    --Unsecured

VRD       --Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2006.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) Interest rate is redetermined weekly. Rate shown is the rate in effect on May 31, 2006.

(d) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(e) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $255,269,000 U.S. Government obligations, 2.85% to 5.40% due February 23, 2007 to March 9, 2011 with an aggregate value at May 31, 2006 of $255,000,995. The amount to be received upon repurchase by the Fund is $1,000,139.

(f) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $519,396,833. Collateralized by $532,542,000 U.S. Government obligations, 0% to 5.00% due October 17, 2006 to January 23, 2009 with an aggregate value at May 31, 2006 of $529,711,218. The amount to be received upon repurchase by the Fund is $2,419,234.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


(g) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $263,132,000 U.S. Government obligations, 2.50% to 5.50% due June 15, 2008 to February 15, 2016 with an aggregate value at May 31, 2006 of $255,000,250. The amount to be received upon repurchase by the Fund is $1,000,139.

(h) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $300,041,667. Collateralized by $322,473,000 U.S. Government obligations, 0% to 5.75% due January 26, 2007 to February 17, 2022 with an aggregate value at May 31, 2006 of $310,067,252. The amount to be received upon repurchase by the Fund is $1,000,139.

(i) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $256,292,000 U.S. Government obligations, 0% to 6.00% due June 7, 2006 to September 15, 2012 with an aggregate value at May 31, 2006 of $255,000,045. The amount to be received upon repurchase by the Fund is $1,000,139.

(j) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $256,217,000 U.S. Government obligations, 3.13% to 8.16% due August 15, 2007 to April 18, 2036 with an aggregate value at May 31, 2006 of $255,000,310. The amount to be received upon repurchase by the Fund is $1,000,139.

(k) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $275,038,347. Collateralized by $279,585,000 U.S. Government obligations, 2.88% to 5.98% due December 29, 2006 to April 1, 2036 with an aggregate value at May 31, 2006 of $283,480,748. The amount to be received upon repurchase by the Fund is $1,000,139.

(l) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $100,013,917. Collateralized by $103,801,000 U.S. Government obligations, 5.00% to 6.00% due July 28, 2010 to August 10, 2020 with an aggregate value at May 31, 2006 of $102,000,725. The amount to be received upon repurchase by the Fund is $1,000,139.

(m) Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-11

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Item 2. Controls and Procedures.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM TREASURER'S SERIES TRUST


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 28, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 28, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.